                                                            JOHN M. RICHARDS
                                                     ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                       September 8, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  General American Separate Account Twenty-Nine
           File No. 811-07252

Commissioners:

The Semi-Annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Nine of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,

                                         /s/ John M. Richards
                                         -----------------------------------
                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company